Income tax expense, Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in deferred tax assets [Abstract]
Deferred tax assets	$ 10,556	$ 911
(Charge)/credit to profit or loss	6,272	4,840
(Charge)/credit direct to equity		4,805
Deferred tax asset gross	16,827	10,556
Offset against deferred tax liabilities	(16,819)	(8,321)
Deferred tax assets	8	2,235
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	(8,510)	(1,618)
(Charge)/credit to profit or loss	(9,674)	(6,892)
Charge direct to equity	0	0
Deferred tax liabilities	(18,184)	(8,510)
Offset against deferred tax assets	16,819	8,321
Deferred tax liabilities	(1,365)	(189)
Tax Losses [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	3,854	798
(Charge)/credit to profit or loss	6,907	3,056
(Charge)/credit direct to equity		0
Deferred tax asset gross	10,761	3,854
Employee Benefits [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	113	31
(Charge)/credit to profit or loss	(381)	82
(Charge)/credit direct to equity		0
Deferred tax asset gross	(268)	113
Property, Plant and Equipment [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	15	0
(Charge)/credit to profit or loss	(15)	15
(Charge)/credit direct to equity		0
Deferred tax asset gross	0	15
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	(4,692)	(798)
(Charge)/credit to profit or loss	(7,426)	(3,894)
Charge direct to equity	0	0
Deferred tax liabilities	(12,118)	(4,692)
Unrealized Foreign Exchange Losses (Gains) [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	725	0
(Charge)/credit to profit or loss	(691)	725
(Charge)/credit direct to equity		0
Deferred tax asset gross	34	725
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	(3,471)	(820)
(Charge)/credit to profit or loss	(1,540)	(2,651)
Charge direct to equity	0	0
Deferred tax liabilities	(5,011)	(3,471)
Capital Raising Costs [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	4,627	82
(Charge)/credit to profit or loss	(666)	(260)
(Charge)/credit direct to equity		4,805
Deferred tax asset gross	3,961	4,627
Other Deferred Tax Assets [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	1,222	0
(Charge)/credit to profit or loss	1,117	1,222
(Charge)/credit direct to equity		0
Deferred tax asset gross	2,339	1,222
Other Deferred Tax Liabilities [Member]
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	(347)	0
(Charge)/credit to profit or loss	(708)	(347)
Charge direct to equity	0	0
Deferred tax liabilities	$ (1,055)	$ (347)